Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about finance income and costs [text block]
$000	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Finance income – interest income	5,432	1,553	112
Finance income – net foreign exchange gain on financing activities	586	-	-
Finance income	6,018	1,553	112
Interest expense – borrowings	(1,721)	(1,724)	(1,147)
Finance costs – net foreign exchange loss on financing activities	-	(399)	(1,867)
Unwind of discount on provisions for environmental rehabilitation	(1,386)	(1,070)	(1,397)
Finance costs	(3,107)	(3,193)	(4,411)
Finance income/(costs) – net	2,911	(1,640)	(4,299)
Interest income arises on cash and cash equivalents.
Interest expenses arise on borrowings measured at amortized cost.

Kibali Jersey Limited [member]
Disclosure of detailed information about finance income and costs [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Finance income comprise:
Bank interest	20	15	19
Interest received – loans and receivables	4,127	4,720	4,799
Total finance income	4,147	4,735	4,818

Finance costs comprise:
Interest expense on finance lease	(3,931)	(4,482)	(4,800)
Interest expense on bank borrowings	(1,018)	(467)	(192)
Unwinding of discount on provisions for Rehabilitation	(529)	(349)	(384)
Total finance costs	(5,478)	(5,298)	(5,376)
Net finance costs	(1,331)	(563)	(558)